Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
As at July 1	$ 17,697	$ 18,269	$ 25,794
Reclassification to held for sale assets			(5,289)
Impairment losses	(16,124)
Foreign exchange	62	(572)	(2,236)
Carrying value	$ 1,635	$ 17,697	$ 18,269